Condensed Financial Information of the Parent Company - Condensed Statements of Comprehensive Loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Operating costs and expenses:
Selling, general and administrative	¥ (5,187,835)	$ (795,070)	¥ (5,236,007)	¥ (4,167,889)
Operating loss
Interest income	157,477	24,134	402,145	213,969
Interest expenses	(1,066,320)	(163,421)	(914,371)	(94,711)
Foreign exchange (loss)/gain, net	43,274	6,632	(190,210)	(970,796)
Other (expense)/income, net	146,690	22,481	(109,541)	192,309
Net loss attributable to iQIYI, Inc.	(7,038,361)	(1,078,675)	(10,323,329)	(9,109,776)
Accretion of redeemable convertible preferred shares	0	0	0	(298,990)
Accretion of redeemable noncontrolling interests	(7,087)	(1,086)	(1,542)	0
Net loss attributable to iQIYI, Inc.'s ordinary shareholders	(7,045,448)	(1,079,761)	(10,324,871)	(9,408,766)
Other comprehensive income
Foreign currency translation adjustments	433,497	66,436	228,974	1,787,553
Unrealized losses on available-for-sale debt securities	(98)	(15)	(297)	(689)
Total other comprehensive income, net of tax	433,399	66,421	228,677	1,786,864
Comprehensive loss	(6,602,399)	(1,011,861)	(10,096,557)	(7,322,956)
iQIYI, INC
Operating costs and expenses:
Selling, general and administrative	(36,408)	(5,580)	(14,946)	(48,253)
Operating loss
Share of losses of subsidiaries, VIEs and VIEs’ subsidiaries	(7,320,787)	(1,121,960)	(9,593,221)	(8,573,048)
Interest income	24,343	3,731	133,930	260,360
Interest expenses	(642,718)	(98,501)	(603,449)	(25,550)
Foreign exchange (loss)/gain, net	913,974	140,073	(118,439)	(694,907)
Other (expense)/income, net	23,235	3,562	(127,204)	(28,378)
Net loss attributable to iQIYI, Inc.	(7,038,361)	(1,078,675)	(10,323,329)	(9,109,776)
Accretion of redeemable convertible preferred shares	0	0	0	(298,990)
Accretion of redeemable noncontrolling interests	(7,087)	(1,086)	(1,542)	0
Net loss attributable to iQIYI, Inc.'s ordinary shareholders	(7,045,448)	(1,079,761)	(10,324,871)	(9,408,766)
Other comprehensive income
Foreign currency translation adjustments	436,068	66,830	227,048	1,787,553
Unrealized losses on available-for-sale debt securities	(106)	(16)	(276)	(733)
Total other comprehensive income, net of tax	435,962	66,814	226,772	1,786,820
Comprehensive loss	¥ (6,602,399)	$ (1,011,861)	¥ (10,096,557)	¥ (7,322,956)